Common Stock - Summary of Reserved Shares of Common Stock (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Reserved shares of common stock	39,234,968	64,105,175
Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Reserved shares of common stock	0	51,518,255
Exercise of public warrants and private placement warrants
Class of Stock [Line Items]
Reserved shares of common stock	15,660,417	0
Warrants to purchase redeemable convertible and common stock preferred stock
Class of Stock [Line Items]
Reserved shares of common stock	115,875	279,329
Awards outstanding under the equity incentive plans
Class of Stock [Line Items]
Reserved shares of common stock	14,401,983	7,881,625
Awards available for future grant under the equity incentive plans
Class of Stock [Line Items]
Reserved shares of common stock	6,673,256	4,425,966
Awards available for future grant under the employee stock purchase plan
Class of Stock [Line Items]
Reserved shares of common stock	2,383,437	0